Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum lease payments under noncancelable operating leases and purchase commitments

The future minimum lease payments under noncancelable operating leases and purchase commitments with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2017, are as follows:

(in thousands)
2018	$145,866
2019	148,006
2020	71,651
2021	38,803
2022	28,095
Thereafter	77,555
Total future minimum commitment payments	$509,976